OID NOTES PAYABLE AND PROMISSORY NOTE PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of OID Notes Payable

	September 30, 2025	September 30, 2024
Principal	$1,510,000	$1,135,000
Less Unamortized Original Issue Discount	$(93,940)	$(69,244)
Total	$1,416,060	$1,065,756

	Year Ended December 31,
	2024	2023
Principal	$1,135,000	$375,000
Less Unamortized Original Issue Discount	$(69,244)	$(68,648)
Total	$1,065,756	$306,352